Schedule of Investments

May 31, 2022

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Variable Rate Senior Loan Interests–91.68%(b)(c)
Aerospace & Defense–2.84%
Aernnova Aerospace S.A.U. (Spain)
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	02/26/2027	EUR	363	$ 362,170
Term Loan B-2 (3 mo. EURIBOR + 3.00%)	3.00%	02/26/2027	EUR	92	91,440
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.51%	06/07/2028		$7,189	6,847,050
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.58%	10/25/2026		14,644	14,113,332
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	4,530	4,531,627
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.51%	04/08/2026		15,212	14,465,949
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.51%	04/08/2026		8,176	7,774,837
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.99%	04/30/2028		11,879	11,510,288
Greenrock Finance, Inc.
Delayed Draw Term Loan B(d)	0.00%	04/12/2029		2,913	2,811,164
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.51%	06/28/2024		5,420	5,349,769
Term Loan B(e)	-	04/12/2029		6,312	6,090,855
IAP Worldwide Services, Inc.
Revolver Loan(d)(f)	0.00%	07/18/2023		929	929,279
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(f)	8.00%	07/18/2023		954	953,881
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	09/22/2028		9,612	9,234,045
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	09/21/2029		3,860	3,773,494
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.81%	10/04/2024		488	474,513
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	02/01/2028		3,189	3,100,822
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.59%	02/01/2029		8,120	7,829,060
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B(e)(f)	-	02/10/2029		11,253	10,971,847
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	3.31%	05/30/2025		8,680	8,471,164
Term Loan F (1 mo. USD LIBOR + 2.25%)	3.31%	12/09/2025		1,339	1,307,043
Term Loan G (1 mo. USD LIBOR + 2.25%)	3.31%	08/22/2024		2,899	2,840,415
					123,834,044

Air Transport–2.48%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.81%	04/20/2028		25,494	25,481,083
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/11/2028		5,439	5,318,534
American Airlines, Inc.
Term Loan (3 mo. USD LIBOR + 1.75%)	2.77%	06/27/2025		9,648	8,891,628
Term Loan B (3 mo. USD LIBOR + 2.00%)	2.84%	12/15/2023		1,681	1,652,606
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.43%	02/12/2027		10,330	9,935,811
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	2,056	2,195,856
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		9,276	9,436,327
PrimeFlight Aviation Services, Inc., Term Loan (1 mo. USD LIBOR + 6.25%)(f)	7.31%	05/09/2024		2,150	2,150,234
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.81%	10/20/2027		3,181	3,221,146
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.71%	04/21/2028		29,009	28,362,921
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	5.00%	12/11/2026		12,504	11,699,639
					108,345,785

Automotive–2.05%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	04/10/2028		12,324	11,679,846
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.35%	04/06/2028		11,691	11,135,481
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (1 mo. SONIA + 7.50%)	8.09%	07/30/2029	GBP	3,072	3,629,003
Term Loan B (6 mo. SONIA + 4.75%)	5.44%	06/30/2028	GBP	759	884,717
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	10/30/2026		1,208	1,179,168

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Automotive–(continued)
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(f)	3.52%	11/20/2028		$4,926	$ 4,753,259
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.51%	11/09/2027		14,884	13,978,890
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2028		23,867	22,942,251
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	04/30/2026		4,025	3,878,582
PowerStop LLC, Term Loan B (1 mo. USD LIBOR + 4.75%)(f)	5.99%	01/24/2029		8,119	7,144,730
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	05/22/2024		4,184	4,081,696
Visteon Corp., Term Loan (3 mo. USD LIBOR + 1.75%)	2.81%	03/25/2024		494	480,407
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.43%	05/11/2028		4,676	3,891,616
					89,659,646

Beverage & Tobacco–0.85%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(e)	-	06/18/2028		165	157,102
Delayed Draw Term Loan(e)	-	07/31/2028		2,031	1,934,526
Incremental Term Loan(e)	-	07/30/2028		8,936	8,511,912
Term Loan B (Term SOFR + 3.75%)	4.54%	07/31/2028		10,415	9,933,205
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.51%	03/20/2024		3,640	3,182,794
Naked Juice LLC
Delayed Draw Term Loan	3.75%	01/25/2029		324	317,726
Second Lien Term Loan(e)	-	01/20/2030		4,430	4,291,153
Term Loan B(e)	-	01/19/2029		5,202	5,104,683
Waterlogic Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.76%	08/17/2028		3,736	3,665,920
					37,099,021

Brokers, Dealers & Investment Houses–0.29%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.56%	08/02/2028		12,474	12,006,157
Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	7.50%	08/05/2029		99	94,382
Zebra Buyer LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	04/22/2028		708	691,033
					12,791,572

Building & Development–2.98%
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.06%	01/15/2027		4,097	3,971,325
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	3.63%	08/27/2025		2,099	2,014,079
Chariot Buyer LLC, Term Loan B(e)	-	11/03/2028		9,637	9,114,554
Core & Main L.P., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.52%	06/10/2028		10,182	9,859,112
Fusilli HoldCo (Jersey), Term Loan B (3 mo. EURIBOR + 6.00%)	6.00%	10/12/2023	EUR	2,297	2,288,452
Icebox Holdco III, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	3.75%	12/22/2028		171	163,581
Delayed Draw Term Loan(d)	0.00%	12/22/2028		3,727	3,556,837
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	12/21/2029		1,544	1,470,553
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.76%	12/22/2028		18,016	17,191,380
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	12/17/2027		64	58,733
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (Term SOFR + 4.75%)(f)	5.88%	02/16/2029		18,317	15,935,481
Mayfair Mall LLC, Term Loan(e)(f)	-	04/20/2023		2,372	2,176,602
Modulaire (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/08/2028	EUR	1,075	1,090,304
Oldcastle BuildingEnvelope, Inc., Term Loan B (Term SOFR + 4.50%)	4.50%	04/29/2029		9,914	9,102,768
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	3.68%	02/01/2027		2,434	2,332,672
Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	06/11/2028		14,728	14,225,955
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	07/21/2028		4,636	4,400,263
SRS Distribution, Inc.
Incremental Term Loan(e)	-	05/01/2026		2,065	1,962,716
Incremental Term Loan (Term SOFR + 3.50%)	4.00%	06/04/2028		9,618	9,142,727
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	06/02/2028		4,872	4,634,759
Standard Industries, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.79%	09/22/2028		2,210	2,167,370
TAMKO Building Products LLC, Term Loan(e)	-	05/29/2026		6,503	6,288,825
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(f)	5.01%	07/24/2024		6,645	6,378,936

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Building & Development–(continued)
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 3.68%)	3.68%	04/12/2028	EUR	455	$ 458,380
					129,986,364

Business Equipment & Services–9.59%
Adevinta ASA (Norway), Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.76%	06/26/2028		$7,081	6,895,507
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(f)	5.64%	05/17/2028		13,341	12,857,829
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	05/12/2028		8,727	8,276,703
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/12/2028	EUR	666	656,965
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR	470	483,919
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.01%	05/22/2024		6,589	6,490,169
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	10/30/2026		8,174	7,933,478
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	10/30/2026		9,545	9,214,863
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	03/01/2024		5,969	5,884,837
Checkout Holding Corp., Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $448,325)(g)	9.50%	02/15/2023		472	413,272
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	05/17/2028		12,406	11,830,262
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	02/15/2029		1,980	1,934,233
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	02/10/2028		14,305	13,688,526
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.26%	08/08/2026		234	228,839
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(f)	6.46%	10/05/2028		8,591	8,118,211
Dakota Holding Corp.
First Lien Term Loan (Term SOFR + 3.75%)	4.78%	04/09/2027		6,133	5,911,776
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	04/07/2028		2,299	2,255,870
Dun & Bradstreet Corp. (The)
Incremental Term Loan B (Term SOFR + 3.25%)	4.23%	01/18/2029		4,223	4,104,246
Revolver Loan(d)(f)	0.00%	09/11/2025		9,172	8,630,331
Term Loan (1 mo. USD LIBOR + 3.25%)	4.27%	02/06/2026		11,960	11,632,141
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/26/2028		4,348	4,202,677
EP Purchaser LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.51%	11/06/2028		2,653	2,588,214
Garda World Security Corp. (Canada)
Incremental Term Loan (Term SOFR + 4.25%)	5.21%	02/11/2029		9,065	8,541,472
Term Loan (1 mo. USD LIBOR + 4.25%)	5.26%	10/30/2026		22,687	21,380,441
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	05/12/2028		21,477	20,435,504
Grandir (France)
Delayed Draw Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/21/2028	EUR	168	176,229
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	10/21/2028	EUR	1,009	1,057,377
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)(f)	5.26%	06/30/2028		5,672	5,502,195
I-Logic Tech Bidco Ltd. (United Kingdom), First Lien Term Loan B(e)	-	02/16/2028	EUR	1,080	1,116,849
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (Term SOFR + 4.00%)	5.08%	02/16/2028		5,369	5,210,356
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. SONIA + 4.75%)	5.81%	06/23/2024	GBP	9,819	11,692,959
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.81%	03/31/2028		19,721	18,960,172
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	04/01/2028	EUR	1,580	1,631,947
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	10/28/2027		19,282	18,025,826
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.81%	02/05/2027		3,804	3,792,076
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	03/29/2024		13,286	8,735,409
Term Loan (1 mo. USD LIBOR + 6.00%)	7.50%	07/03/2024		11,702	11,730,961
NielsenIQ, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	03/06/2028		3,899	3,792,217
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(f)	4.75%	03/02/2028		5,412	5,182,005
Orchid Merger Sub II LLC, Term Loan B (Term SOFR + 4.75%)(f)	6.12%	07/27/2027		10,330	10,123,445
Outfront Media Capital LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	2.81%	11/18/2026		4,003	3,868,204
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		7,746	7,572,127
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.06%	01/29/2025		125	119,514

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Business Equipment & Services–(continued)
Red Ventures LLC (New Imagitas, Inc.)
Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	3.56%	11/08/2024		$346	$ 330,624
Term Loan B-3(e)	-	11/08/2024		5,883	5,699,197
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	08/28/2028		11,931	11,647,677
Skillsoft Corp., Term Loan B (Term SOFR + 4.75%)	6.19%	07/14/2028		12,482	12,016,610
Solera, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	06/02/2028		4,977	4,764,024
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		25,383	24,276,610
Tempo Acquisition LLC, Term Loan B (Term SOFR + 3.00%)	4.03%	08/31/2028		2,274	2,226,438
Thermostat Purchaser III, Inc.
First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(f)	5.25%	08/31/2028		98	94,465
First Lien Delayed Draw Term Loan(d)(f)	0.00%	08/31/2028		368	354,244
Term Loan B (1 mo. USD LIBOR + 4.50%)(f)	6.07%	08/30/2028		2,087	2,008,489
Thevelia (US) LLC, First Lien Term Loan B(e)	-	02/10/2029		11,555	11,140,779
Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	3.31%	11/30/2028		6,464	6,321,462
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(f)	6.68%	03/20/2027		1,477	1,461,955
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.60%	03/19/2028		13,161	12,856,599
Virtusa Corp.
Incremental Term Loan B (Term SOFR + 3.75%)	4.88%	02/08/2029		7,501	7,144,607
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	02/11/2028		6,487	6,179,450
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.25%	08/04/2028		6,469	6,376,347
WEX, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.31%	03/19/2028		605	590,476
					418,370,206

Cable & Satellite Television–2.52%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	3.79%	07/15/2025		3,024	2,892,488
Term Loan (3 mo. USD LIBOR + 2.75%)	3.79%	01/31/2026		1,059	1,009,432
Atlantic Broadband Finance LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	09/01/2028		9,229	9,005,596
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.06%	01/03/2025		5,579	5,451,410
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	3.12%	01/15/2026		854	811,516
Term Loan (3 mo. USD LIBOR + 2.25%)	3.12%	07/17/2025		2,536	2,419,745
Term Loan (1 mo. USD LIBOR + 2.50%)	3.37%	04/15/2027		5,788	5,469,757
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	5.41%	08/14/2026		18,596	17,579,069
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	4.73%	01/31/2026		11,904	11,187,782
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	09/01/2028		12,364	11,951,423
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.87%	04/30/2028		467	451,388
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	3.12%	04/30/2028		154	148,258
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.87%	01/31/2029		16,353	15,869,990
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	3.37%	01/31/2028		7,875	7,694,430
Term Loan Q (1 mo. USD LIBOR + 3.25%)	4.12%	01/31/2029		18,364	18,059,415
					110,001,699

Chemicals & Plastics–4.98%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	4.01%	10/01/2025		18,703	18,134,197
Altadia (Spain), Term Loan B(e)	-	02/17/2029	EUR	1,123	1,120,821
Aruba Investments, Inc.
First Lien Term Loan(e)	-	11/24/2027		10,242	9,802,358
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.72%	11/24/2028		2,282	2,236,281
Arxada (Switzerland), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/03/2028	EUR	2,521	2,532,895
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		14,632	14,498,324
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)(f)	4.51%	09/29/2027		32,319	31,349,794
Caldic B.V. (Netherlands), Term Loan B (Term SOFR + 4.00%)	4.67%	02/04/2029		2,399	2,305,203
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	12/01/2027		14,000	13,545,311

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Chemicals & Plastics–(continued)
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	1	$ 478
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.25%	09/21/2023	EUR	1	1,314
First Lien Term Loan B-6 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR	1	175
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		$2,858	2,633,059
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		385	354,825
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR	341	337,092
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/21/2024		56	52,860
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	1	2
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(f)	6.31%	11/01/2028		8,196	7,806,415
Fusion, Term Loan B(e)(f)	-	02/01/2029		9,844	9,302,692
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.24%	12/31/2027		694	679,893
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	12/29/2027		9,539	8,837,530
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.76%	12/29/2028		912	838,311
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.81%	01/29/2026		4,475	4,352,787
Ineos US Finance LLC
Term Loan(e)	-	03/31/2024		465	452,369
Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	11/08/2028		3,691	3,580,646
Kraton Corp., Term Loan (1 mo. USD LIBOR + 3.99%)(f)	3.99%	11/18/2028		4,328	4,231,052
Lonza Solutions (Switzerland), Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	07/03/2028		1,588	1,481,584
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	06/30/2027		9,061	8,608,138
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	3.51%	03/02/2026		2,838	2,746,380
Nobian Finance B.V., Term Loan B	3.45%	06/30/2026	EUR	998	991,831
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.13%	10/14/2024		7,966	7,784,349
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	6.25%	02/27/2026		7,658	7,563,566
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	12/14/2027		2,898	2,836,861
PQ Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	06/09/2028		761	739,403
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.75%	11/03/2025		20,607	19,730,889
Tronox Finance LLC, Incremental Term Loan B (Term SOFR + 3.25%)	3.37%	03/03/2029		7,894	7,725,833
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	09/22/2028		18,353	17,940,481
					217,135,999

Clothing & Textiles–1.27%
ABG Intermediate Holdings 2 LLC
Delayed Draw Term Loan B-3(d)	0.00%	01/31/2029		1,844	1,772,921
Second Lien Term Loan (Term SOFR + 6.00%)	6.80%	12/20/2029		4,051	3,888,636
Term Loan B-1 (Term SOFR + 3.50%)	4.00%	12/21/2028		23,163	22,265,081
Term Loan B-2(e)	-	01/31/2029		11,198	10,764,440
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.10%	04/28/2028		11,560	10,938,895
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	12/29/2027		4,439	4,269,196
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/30/2026	EUR	1,260	1,302,480
					55,201,649

Conglomerates–0.32%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.81%	01/03/2029		2,967	2,911,540
CeramTec (Germany), Term Loan B(e)	-	01/19/2029	EUR	1,301	1,321,099
Safe Fleet Holdings LLC
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		580	560,744
Term Loan B (Term SOFR + 3.75%)(f)	4.77%	02/17/2029		9,584	9,201,016
					13,994,399

Containers & Glass Products–3.56%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.76%	03/11/2028		17,534	16,741,615
Brook & Whittle Holding Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.00%)	4.00%	12/14/2028		1,654	1,596,512
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.18%	12/14/2028		6,490	6,262,961
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	5.25%	03/29/2024		9,114	8,749,556
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	08/04/2027		8,582	8,170,758

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Containers & Glass Products–(continued)
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.01%	11/21/2023		$8,164	$ 7,665,756
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	3,123	3,128,396
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,264	1,265,857
Term Loan B-5(e)	-	10/31/2023	EUR	1,941	1,944,499
LABL, Inc.
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/29/2028	EUR	2,363	2,437,693
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.06%	10/29/2028		24,175	22,845,021
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/13/2020-01/13/2022; Cost $3,094,213)(g)	9.02%	11/13/2025		3,382	3,432,425
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	5.26%	07/07/2028		7,278	7,086,787
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(f)	5.22%	10/04/2028		8,016	7,695,909
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(f)	8.47%	10/04/2029		1,022	909,649
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.97%	10/02/2028		11,463	10,714,433
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.55%	10/01/2029		828	735,653
Refresco Group N.V. (Netherlands)
Term Loan B(e)	-	05/05/2029	GBP	910	1,117,735
Term Loan B(e)	-	05/05/2029		43,979	42,618,761
					155,119,976

Cosmetics & Toiletries–0.68%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	08/11/2025		1,500	1,257,351
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.09%	04/05/2025		10,525	10,063,597
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	271	287,520
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	06/30/2024		14,655	14,138,241
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	06/29/2028	EUR	2,416	2,524,092
Wella, Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/27/2029	EUR	1,293	1,298,108
					29,568,909

Drugs–0.22%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	3.06%	11/15/2027		193	186,364
Perrigo Investments LLC
Delayed Draw Term Loan(e)	-	04/06/2029		2,506	2,455,989
Term Loan B(e)	-	04/06/2029		6,892	6,753,969
					9,396,322

Ecological Services & Equipment–0.63%
Anticimex (Sweden)
Incremental Term Loan B (3 mo. USD LIBOR + 4.00%)(f)	5.60%	11/16/2028		1,673	1,627,254
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.10%	11/16/2028		6,547	6,274,854
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	05/11/2025		10,950	10,539,467
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	05/30/2025		538	533,434
Groundworks LLC
Delayed Draw Term Loan(e)(f)	-	01/17/2026		78	78,238
Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(f)	1.00%	01/17/2026		2,960	2,953,517
Delayed Draw Term Loan(d)(e)(f)	-	01/17/2026		2,372	2,366,680
Term Loan (3 mo. USD LIBOR + 5.00%)(f)	6.01%	01/17/2026		489	487,761
OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.75%	12/31/2025	EUR	848	830,102
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025		1,764	1,601,764
					27,293,071

Electronics & Electrical–13.89%
Altar BidCo, Inc.
First Lien Term Loan (Term SOFR + 3.35%)	4.12%	02/01/2029		2,721	2,620,464
Second Lien Term Loan (Term SOFR + 5.60%)	6.34%	02/01/2030		990	939,352
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	10/25/2028		7,360	7,172,012

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Electronics & Electrical–(continued)
Barracuda Networks, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.73%	02/12/2025		$9,267	$ 9,255,550
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	10/30/2028		257	258,353
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	91	93,022
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	04/18/2025		17,113	16,695,675
Civica (United Kingdom), Term Loan B-1 (3 mo. SONIA + 4.75%)	5.78%	10/14/2024	GBP	2,136	2,619,112
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	01/01/2028		17,022	15,745,129
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	04/06/2026		24,070	22,926,351
ConnectWise LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	10/01/2028		4,070	3,904,868
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	10/16/2028		15,917	15,134,021
Delta Topco, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		21,108	19,916,707
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	1,114	1,180,197
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.63%	11/06/2023		15,855	13,457,381
Digi International, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	5.50%	11/01/2028		4,712	4,621,383
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.83%	02/04/2028		8,916	8,666,759
Emerald Technologies AcquisitionCo, Inc., Term Loan B (Term SOFR + 6.25%)	7.25%	12/29/2027		1,252	1,229,123
Energizer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.25%	12/22/2027		2,703	2,593,104
Entegris, Inc., Term Loan B(e)	-	03/02/2029		9,038	8,942,292
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	05/06/2026		10,642	10,234,213
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	07/01/2028		3,798	3,686,214
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.74%	06/13/2024		25,007	23,645,354
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	01/07/2028		11,391	10,992,175
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	07/01/2024		14,002	13,704,051
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.31%	07/07/2025		1,148	1,139,403
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.21%	01/11/2027		5,341	5,327,849
Term Loan (3 mo. USD LIBOR + 4.00%)	5.40%	01/10/2026		16,580	15,684,299
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.06%	03/02/2029		874	857,483
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.31%	03/02/2028		9,663	9,276,746
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	3.81%	10/15/2028		6,094	5,931,116
Instructure Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)(f)	3.27%	11/01/2028		1,394	1,362,700
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.88%	03/11/2028		9,330	8,933,652
Learning Pool (United Kingdom)
Term Loan (1 mo. SONIA + 2.31%) (Acquired 01/07/2022; Cost $1,999,831)(f)(g)	6.80%	08/17/2028	GBP	1,492	1,861,167
Term Loan 1 (Acquired 01/07/2022; Cost $4,610,177)(e)(f)(g)	-	08/17/2028		4,677	4,610,709
Term Loan 2 (Acquired 01/07/2021-01/07/2022; Cost $1,756,253)(e)(f)(g)	-	08/17/2028		1,782	1,756,403
Liftoff/Vungle, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.76%	09/30/2028		3,474	3,301,498
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	5.68%	08/28/2027		25,983	22,529,239
Marcel Bidco LLC
Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)	4.89%	12/31/2027		481	473,930
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.14%	03/11/2025		2,468	2,420,372
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(f)	6.21%	08/13/2028		16,776	16,482,703
Maverick Bidco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	05/18/2028		6,054	5,857,646
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(f)	7.99%	05/18/2029		174	170,739
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.48%	07/27/2029		2,466	2,295,183
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.23%	07/27/2028		13,928	12,834,369
McAfee LLC
First Lien Term Loan B (Term SOFR + 4.50%)	4.84%	03/01/2029		28,847	27,477,228
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/01/2029	EUR	2,972	3,075,483
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	12/15/2028		7,718	7,411,933
Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/20/2028		3,937	3,802,218

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Electronics & Electrical–(continued)
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/25/2019-04/12/2022; Cost $15,530,958)(g)	7.31%	04/29/2026		$15,919	$ 15,282,474
Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(f)	6.25%	03/03/2028	EUR	3,929	4,154,463
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	08/28/2026		4,760	4,581,450
Oberthur Tech (France), Term Loan B-4	4.50%	01/10/2026	EUR	2,637	2,766,484
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.51%	01/09/2026		12,334	11,886,666
Open Text Corp. (Canada), Term Loan (3 mo. USD LIBOR + 1.75%)	2.81%	05/30/2025		71	70,728
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		4,046	3,956,340
Term Loan (3 mo. USD LIBOR + 3.25%)	5.33%	02/01/2024		25,723	25,002,757
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	01/02/2025		8,188	7,972,777
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.50%)	5.75%	07/05/2024		7,741	7,697,999
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		6,377	6,344,883
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.82%	08/31/2028		5,535	5,328,188
Quest Software US Holdings, Inc.
Second Lien Term Loan (Term SOFR + 7.50%)	8.72%	01/20/2030		753	711,549
Term Loan B (Term SOFR + 4.25%)	4.75%	01/19/2029		19,448	18,021,818
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	04/24/2028		6,136	5,900,718
Renaissance Holding Corp.
Incremental Term Loan (Term SOFR + 4.50%)	5.24%	03/30/2029		1,642	1,604,388
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.06%	05/29/2026		525	511,628
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 7.00% Cash Rate(h)	2.00%	12/08/2026		9,365	6,721,669
Severin Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.01%	08/01/2025		8	7,731
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	5.26%	03/03/2028		2,388	2,351,204
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.01%	05/18/2026		1,226	1,184,964
Term Loan (1 mo. USD LIBOR + 3.75%)	5.26%	05/16/2025		13,493	13,052,148
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.11%	03/05/2027		7,355	7,128,829
SS&C Technologies, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.81%	04/16/2025		3,172	3,093,821
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	2.81%	04/16/2025		2,575	2,511,499
Term Loan B-5 (3 mo. USD LIBOR + 1.75%)	2.81%	04/16/2025		1,842	1,796,391
Synaptics, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.75%	12/15/2028		1,598	1,574,003
Tenable Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.27%	07/07/2028		1,060	1,028,583
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.81%	06/30/2026		1,906	1,879,896
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	05/04/2026		14,606	14,248,638
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.21%	05/03/2027		2,741	2,645,467
Term Loan (1 mo. USD LIBOR + 3.25%)	4.21%	05/04/2026		10,487	10,142,682
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.71%	10/15/2028		8,871	8,494,030
Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	6.01%	09/01/2025		16,154	14,014,034
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		7,522	7,465,737
					606,243,566

Financial Intermediaries–1.07%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	04/07/2028		27,191	26,200,287
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.81%	07/20/2026		305	291,795
LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	09/15/2028		11,473	11,100,525
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	10/26/2025		3,035	3,009,908
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.46%	02/18/2027		6,148	6,013,321
					46,615,836

Food Products–1.67%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	12/18/2026		10,875	10,705,045
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France)
First Lien Term Loan (6 mo. EURIBOR + 4.00%)	4.00%	02/15/2027	EUR	2,206	1,925,707
Term Loan B (3 mo. EURIBOR + 4.00%)(f)	4.00%	02/14/2027	EUR	2,403	2,096,297

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Food Products–(continued)
Florida Food Products LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%) (Acquired 10/08/2021-05/10/2022; Cost $15,715,694)(g)	6.06%	10/18/2028		$16,013	$ 15,592,759
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 10/08/2021-11/30/2021; Cost $2,785,042)(g)	9.06%	10/08/2029		2,864	2,784,892
H-Food Holdings LLC
Incremental Term Loan B-2 (3 mo. USD LIBOR + 4.00%)	5.06%	05/23/2025		10,265	9,464,484
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.06%	05/23/2025		5,538	5,210,663
Term Loan (3 mo. USD LIBOR + 3.69%)	4.75%	05/23/2025		6,858	6,296,689
Hostess Brands LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	3.31%	08/03/2025		146	142,056
Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/02/2028	EUR	867	874,208
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.81%	09/22/2028		422	421,128
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	09/23/2027		10,097	9,330,561
Sigma Bidco B.V. (Netherlands)
Term Loan B-1(e)	-	07/02/2025	EUR	1,889	1,765,568
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	3.35%	07/02/2025		747	658,646
United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	10/22/2025		3,351	3,289,646
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (1 mo. SONIA + 5.00%)	5.69%	06/28/2028	GBP	1,857	2,179,826
					72,738,175

Food Service–0.83%
Aramark Services, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.81%	03/11/2025		1,351	1,320,127
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	02/07/2025		14,188	13,662,491
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	03/31/2026		830	798,991
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.01%	02/07/2025		2,710	2,610,078
Term Loan B (3 mo. SONIA + 4.75%)	5.56%	02/07/2025	GBP	1,084	1,303,070
Financiere Pax S.A.S.
Revolver Loan(d)(f)	0.00%	01/02/2026	EUR	1,074	916,282
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	6,781	6,293,579
NPC International, Inc., Second Lien Term Loan(f)(i)(j)	0.00%	04/18/2025		669	13,371
US Foods, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.32%	11/22/2028		4,734	4,633,729
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	04/13/2028		5,395	4,542,528
					36,094,246

Forest Products–0.00%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/04/2028		1	456

Health Care–5.25%
Acacium (United Kingdom)
Term Loan (1 mo. SONIA + 5.00%)(f)	5.94%	05/19/2028	GBP	2,490	3,176,468
Term Loan (Term SOFR + 5.25%)(f)	6.18%	06/08/2028		2,922	2,911,276
Ascend Learning LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	12/11/2028		17,975	17,155,146
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	12/10/2029		1,983	1,902,075
athenahealth, Inc.
Delayed Draw Term Loan B(d)	0.00%	02/15/2029		3,445	3,296,733
Term Loan B (Term SOFR + 3.50%)	4.36%	01/26/2029		20,323	19,450,722
Cerba (Chrome Bidco) (France), Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/14/2029	EUR	1,578	1,646,289
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	08/14/2026		1,367	1,336,253
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/22/2029	EUR	2,043	2,124,705
Curium BidCo S.a.r.l. (Luxembourg), Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	5.01%	07/09/2026		421	403,424
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan(d)(f)	0.00%	03/31/2029		357	347,614
Term Loan B (Term SOFR + 4.25%)(f)	4.99%	03/23/2029		1,907	1,859,736
embecta, Term Loan (Term SOFR + 3.00%)	3.65%	01/27/2029		38	37,451
Ethypharm (France), Term Loan B (1 mo. SONIA + 4.50%)	5.44%	04/17/2028	GBP	1,119	1,303,484
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	02/04/2027		13,797	13,333,847

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Health Care–(continued)
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	10/01/2027		$16,204	$ 15,879,984
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.26%	06/28/2024		15,606	15,176,408
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	03/14/2025		8,991	8,595,891
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025		10,059	9,612,279
ICON PLC
Term Loan (1 mo. USD LIBOR + 2.25%)	3.31%	07/03/2028		501	494,762
Term Loan (1 mo. USD LIBOR + 2.25%)	3.31%	07/03/2028		2,012	1,985,796
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	05/04/2028		924	903,638
International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(f)	4.81%	09/07/2028		7,728	7,495,671
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	12/18/2028		13,561	13,086,710
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	12/17/2029		3,991	3,800,130
MJH Healthcare Holdings LLC, Term Loan B (Term SOFR + 3.50%)	4.46%	01/25/2029		2,216	2,115,916
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR	222	229,825
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	388	405,003
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	224	233,947
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. SONIA + 4.50%)	5.46%	08/21/2026	GBP	639	751,197
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.56%	06/02/2028		8,006	7,832,045
Ortho-Clinical Diagnostics, Inc., Term Loan(e)	-	06/30/2025		1,941	1,930,450
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.31%	10/15/2027		10,748	10,704,387
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	5.01%	12/15/2028		4,134	4,020,090
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(f)	6.26%	11/24/2028		7,284	7,029,313
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	10/01/2026		12,702	12,212,061
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(f)	5.31%	03/31/2028		1,799	1,754,043
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	12/20/2027		11,380	10,953,065
Veonet (Germany), Term Loan B(e)	-	04/11/2029	EUR	1,680	1,764,315
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.06%	08/27/2025		9,024	8,866,312
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	10/23/2026		5,605	5,492,768
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	01/15/2028		3,083	2,977,969
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.49%	01/15/2029		551	532,138
WP CityMD Bidco LLC, First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	12/22/2028		2,232	2,161,104
					229,282,440

Home Furnishings–1.54%
Griffon Corp., Term Loan B (Term SOFR + 2.75%)	3.77%	01/19/2029		1,432	1,386,515
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	05/30/2028		1,474	1,429,579
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%) (Acquired 11/20/2017-04/29/2022; Cost $2,614,609)(g)	5.00%	11/29/2024	EUR	2,235	1,125,654
Hunter Douglas, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/09/2029	EUR	8,152	8,201,831
First Lien Term Loan (Term SOFR + 3.50%)	4.84%	02/09/2029		21,060	19,125,428
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.64%	09/25/2028		11,027	9,437,170
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		1,917	1,897,873
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		14,223	10,549,263
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.93%	10/16/2028		9,998	8,703,186
TGP Holdings III LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	4.24%	06/29/2028		88	79,868
Delayed Draw Term Loan(d)	0.00%	06/29/2028		264	239,605
Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	06/29/2028		2,665	2,422,885
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	07/01/2029		1,292	1,202,955
Weber-Stephen Products LLC, Incremental Term Loan B (Term SOFR + 4.25%)(f)	5.38%	10/30/2027		316	295,022
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	10/30/2027		1,279	1,184,242
					67,281,076

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Industrial Equipment–3.99%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.35%	10/08/2027		$15,728	$ 15,187,442
Apex Tool Group LLC, Term Loan B (Term SOFR + 5.25%)	6.15%	02/08/2029		10,973	9,923,943
Brush (United Kingdom)
Term Loan (3 mo. EURIBOR + 7.00%)(f)	7.00%	06/09/2028	EUR	3,321	3,514,244
Term Loan A (1 mo. SONIA + 7.00%)(f)	7.44%	06/09/2028	GBP	2,857	3,553,479
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	6.46%	12/20/2028		3,698	3,531,585
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	5.71%	06/27/2026		3,258	3,178,789
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.81%	12/16/2027		4,731	4,646,675
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	05/19/2028		613	587,963
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	7.01%	05/21/2029		481	473,538
Kantar (United Kingdom)
Revolver Loan(d)(f)	0.00%	06/04/2026		7,000	6,440,000
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.52%	12/04/2026		13,293	12,905,083
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	5.51%	12/04/2026		12,558	11,883,401
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.52%	06/21/2028		20,736	19,737,752
MKS Instruments, Inc., Term Loan B(e)	-	04/11/2029		11,409	11,281,026
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.52%	07/31/2025		503	489,258
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.01%	03/08/2025		3,544	3,388,444
Platin2025 Holdings S.a r.l. (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	12/29/2028	EUR	4,146	4,270,382
Robertshaw US Holding Corp.
First Lien Term Loan(e)	-	02/28/2025		2,687	2,215,249
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.06%	02/28/2026		1,177	853,194
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.81%	08/14/2026		11,416	11,054,946
Tank Holding Corp.
Revolver Loan(f)	0.50%	03/31/2028		1,134	1,070,597
Revolver Loan(d)(f)	0.00%	03/31/2028		567	535,299
Term Loan (Term SOFR + 6.00%)(f)	7.13%	03/31/2028		25,668	25,025,858
Terex Corp., Term Loan (3 mo. USD LIBOR + 2.00%)	3.06%	01/31/2024		38	38,144
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.02%	07/31/2027		3,769	3,640,667
Victory Buyer LLC
Second Lien Term Loan B (3 mo. USD LIBOR + 7.00%)(f)	7.93%	11/19/2029		789	781,192
Term Loan B (3 mo. USD LIBOR + 3.75%)(f)	4.68%	11/15/2028		14,620	13,925,405
					174,133,555

Insurance–3.47%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	02/15/2027		20,370	19,504,565
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	02/15/2027		7,479	7,226,433
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.31%	02/15/2027		8,572	8,378,958
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	05/09/2025		19,466	18,802,848
Term Loan (1 mo. USD LIBOR + 3.50%)	4.37%	11/06/2027		17,204	16,629,205
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.31%	02/19/2028		3,263	3,141,979
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.18%	04/25/2025		21,984	21,345,572
Term Loan (1 mo. USD LIBOR + 3.00%)	4.21%	04/25/2025		5,738	5,551,570
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.13%	09/01/2027		7,701	7,578,533
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.81%	09/03/2026		8,856	8,582,903
Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	12/31/2025		10,188	9,780,141
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	4.01%	05/16/2024		18,024	17,625,551
Term Loan (1 mo. USD LIBOR + 3.25%)	4.26%	12/02/2026		7,606	7,394,413
					151,542,671

Leisure Goods, Activities & Movies–4.62%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.56%	02/01/2024		10,010	9,928,759
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.84%	04/22/2026		14,922	13,189,860

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.31%	11/19/2028		$4,857	$4,731,279
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/18/2028		19,944	19,046,113
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		3,737	3,613,836
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	10.08%	05/23/2024		6,068	6,417,116
Revolver Loan (3 mo. USD LIBOR + 3.00%)	4.01%	03/02/2023		2,540	1,924,085
Revolver Loan (3 mo. USD LIBOR + 5.00%)	6.51%	05/23/2024		4,430	4,275,168
Revolver Loan(d)	0.00%	03/02/2023		46	35,161
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR	986	734,779
Term Loan (1 mo. USD LIBOR + 2.50%)	4.00%	02/28/2025		15,035	10,696,549
Term Loan (1 mo. USD LIBOR + 2.75%)	4.25%	09/30/2026		6,182	4,233,809
Term Loan B-1 (3 mo. USD LIBOR + 7.00%)	7.00%	05/23/2024		13,226	15,109,288
CWGS Group LLC, Term Loan B(e)	-	06/03/2028		10,461	9,717,380
Dorna Sports S.L. (Spain), Term Loan B(e)	-	02/03/2029	EUR	2,562	2,629,913
Eagle Midco Ltd. (United Kingdom)
Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	03/20/2028	EUR	403	413,541
Term Loan (1 mo. SONIA + 4.25%)	5.47%	03/20/2028	GBP	1,617	1,997,218
Fender Musical Instruments Corp., Term Loan B (Term SOFR + 4.00%)	4.89%	11/17/2028		9,431	8,971,094
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.26%	04/18/2025		5,740	5,136,589
Galileo Global Educaion Finance S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	07/14/2028	EUR	525	539,111
Hornblower Holdings LLC, Term Loan (6 mo. USD LIBOR + 8.13%)	10.06%	11/25/2025		1,388	1,436,554
Invictus Media S.L.U. (Spain)
Revolver Loan(f)(j)	0.00%	06/26/2024	EUR	3,597	3,693,535
Second Lien Term Loan(j)	0.00%	12/26/2025	EUR	6,715	6,596,238
Term Loan A-1(j)	0.00%	06/26/2024	EUR	4,462	4,646,824
Term Loan A-2(j)	0.00%	06/26/2024	EUR	2,814	2,930,483
Term Loan B-1(j)	0.00%	06/26/2025	EUR	3,060	3,162,980
Term Loan B-2(j)	0.00%	06/26/2025	EUR	1,862	1,924,546
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/25/2027		924	646,848
Third Lien Term Loan B (1 mo. USD LIBOR + 1.50%)	6.00%	09/25/2025		808	737,745
OEG Borrower, LLC, Term Loan B(e)(f)	-	05/20/2029		7,274	7,019,273
Parques Reunidos (Spain)
Revolver Loan(f)	2.39%	03/16/2026	EUR	3,611	3,488,696
Revolver Loan(d)(f)	0.00%	03/16/2026	EUR	1,989	1,922,171
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	2,400	2,449,716
Royal Caribbean Cruises
Revolver Loan (3 mo. USD LIBOR + 1.30%)	1.98%	10/12/2022		4,804	4,695,545
Revolver Loan(e)(f)	-	04/05/2024		7,784	6,889,002
Revolver Loan(d)(f)	0.00%	04/12/2024		2,073	1,834,481
Revolver Loan(d)	0.00%	10/12/2022		638	623,267
Revolver Loan(d)(f)	0.00%	04/05/2024		2,803	2,480,888
Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%) (Acquired 12/02/2021-02/24/2022; Cost $5,489,607)(g)	3.75%	02/27/2027	EUR	5,233	5,084,526
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	08/25/2028		2,211	2,149,047
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	2.81%	04/17/2026		1,229	1,193,775
SRAM LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	05/18/2028		5,103	4,930,693
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	9,172	7,807,304
					201,684,785

Lodging & Casinos–1.49%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.62%	02/02/2026		6,460	6,148,449
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	02/02/2026		8,648	8,044,654
B&B Hotels S.A.S. (France)
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	1,204	1,250,874
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	6,709	6,767,772

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Lodging & Casinos–(continued)
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	07/31/2028		$465	$453,248
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (3 mo. USD LIBOR + 2.00%)	3.06%	11/30/2023		198	198,016
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	08/02/2028		2,447	2,386,520
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	11,672	11,116,952
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/30/2027	EUR	2,534	2,402,635
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/30/2027	EUR	26,609	25,824,748
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	3.06%	05/11/2024		359	354,520
					64,948,388

Nonferrous Metals & Minerals–0.88%
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(f)	8.31%	06/11/2029		218	213,201
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	06/09/2028		10,663	10,026,187
AZZ, Inc., First Lien Term Loan (Term SOFR + 4.25%)	5.38%	05/06/2029		10,452	10,125,680
Corialis Group Ltd. (United Kingdom), Term Loan B (1mo. SONIA + 4.15%)	5.12%	05/24/2028	GBP	411	478,361
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026		819	786,989
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	6.01%	07/19/2025		3,584	3,378,218
Term Loan (1 mo. USD LIBOR + 9.00%)(f)	10.51%	10/22/2025		2,257	2,144,448
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/16/2027		11,818	11,133,147
					38,286,231

Oil & Gas–1.31%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.97%	05/21/2025		12,132	11,862,250
Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	10/28/2027		435	394,685
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	08/25/2026		6,351	4,720,760
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 07/02/2018-05/10/2019; Cost $6,406,954)(g)	7.00%	07/02/2023		3,344	3,152,050
McDermott International Ltd.
LOC(d)	0.00%	06/30/2024		6,610	5,503,091
LOC(e)(f)	-	06/30/2024		2,890	2,412,787
PIK Term Loan, 3.00% PIK Rate, 2.06% Cash Rate(h)	3.00%	06/30/2025		1,491	760,194
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	06/30/2024		279	177,866
Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	03/19/2024		9,897	9,187,254
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $2,631,531)(g)	9.06%	08/27/2026		2,678	2,692,685
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.43%	11/17/2028		16,886	16,409,742
					57,273,364

Publishing–3.33%
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026		23,251	22,250,868
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.74%	08/21/2026		25,646	23,525,452
Dotdash Meredith, Inc., Term Loan B (Term SOFR + 4.00%)	4.87%	12/01/2028		21,293	20,440,946
Harbor Purchaser, Inc.
Second Lien Term Loan (Term SOFR + 8.50%)(f)	9.53%	03/31/2030		10,267	9,958,809
Term Loan B(e)	-	03/31/2029		27,705	25,678,733
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	07/30/2028		25,850	24,643,200
Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.56%	09/13/2024		4,667	4,513,086
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	09/13/2024		14,905	14,443,423
					145,454,517

Radio & Television–1.23%
Diamond Sports Holdings LLC
First Lien Term Loan (Term SOFR + 8.00%)	9.00%	05/25/2026		8,744	8,827,315
Second Lien Term Loan (Term SOFR + 3.25%)	4.09%	08/24/2026		3,827	1,183,459
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.81%	01/07/2028		7,797	7,620,269

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Radio & Television–(continued)
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	3.30%	01/02/2026		$364	$353,743
Term Loan D (1 mo. USD LIBOR + 3.00%)	3.80%	12/01/2028		4,038	3,937,285
iHeartCommunications, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	05/01/2026		784	754,949
Nexstar Broadcasting, Inc.
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.30%	06/02/2028		1,105	1,076,179
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.31%	01/17/2024		573	569,420
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.30%	09/18/2026		7,911	7,788,196
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	3.56%	09/30/2026		4,111	3,905,714
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	4.06%	04/01/2028		6,987	6,639,468
Term Loan B-4 (Term SOFR + 3.75%)	4.88%	04/20/2029		9,348	8,918,136
Univision Communications, Inc.
Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	05/05/2028		1,443	1,385,833
Term Loan C (1 mo. USD LIBOR + 3.25%)	4.31%	03/15/2026		537	522,754
					53,482,720

Retailers (except Food & Drug)–2.14%
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	12/18/2026		3,365	3,267,781
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.34%	11/08/2027		18,650	18,172,203
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	992	955,941
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	881	848,240
Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,692	1,630,356
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	2,290	2,205,884
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,418	1,365,544
Lakeshore Intermediate LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	09/29/2028		3,169	3,062,050
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.26%	03/02/2028		11,467	10,948,748
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		31,385	29,588,005
Restoration Hardware, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.56%	10/20/2028		4,827	4,449,200
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	6.51%	04/21/2028		17,325	16,804,816
					93,298,768

Surface Transport–2.04%
American Trailer World Corp., First Lien Term Loan (Term SOFR + 3.75%)	4.63%	03/03/2028		14,217	12,828,886
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/07/2028		9,912	9,465,723
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	09/30/2028		8,108	7,692,737
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.98%	07/21/2028		13,553	12,791,004
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.98%	07/21/2028		4,100	3,869,678
Hertz Corp. (The)
Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	06/30/2028		7,492	7,241,156
Term Loan C (1 mo. USD LIBOR + 3.25%)	4.31%	06/30/2028		1,423	1,375,254
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	8,164	7,414,586
Term Loan C (3 mo. EURIBOR + 8.00%)	8.00%	06/16/2023	EUR	2,000	2,078,468
Term Loan D (3 mo. EURIBOR + 8.00%)	7.50%	06/22/2023	EUR	1,023	1,062,901
Novae LLC
Delayed Draw Term Loan (Term SOFR + 5.00%)	2.50%	12/22/2028		1,108	1,077,709
Delayed Draw Term Loan(d)	0.00%	12/22/2028		11	10,886
Term Loan B (Term SOFR + 5.00%)	5.80%	12/22/2028		3,918	3,810,082
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.24%	10/12/2024		615	598,173
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	04/01/2028		11,053	10,633,840
STG - XPOI Opportunity, Term Loan B(e)	-	04/30/2028		7,305	7,177,018
					89,128,101

Telecommunications–5.78%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.12%	12/15/2027		12,942	9,830,941
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	4.87%	12/15/2027		15,487	11,776,585

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Telecommunications–(continued)
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.12%	11/30/2027		$8,424	$8,171,436
CCI Buyer, Inc., Term Loan (Term SOFR + 3.75%)	4.75%	12/13/2027		33,890	32,609,142
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.31%	03/15/2027		1,889	1,778,889
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		4,396	4,263,865
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		1	41
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	04/27/2027		13,546	13,207,510
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	11/12/2027		5,045	4,900,201
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	05/01/2028		5,100	4,889,699
II-VI, Inc., Term Loan B(e)	-	12/15/2028		7,596	7,437,967
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	12/11/2026		15,733	15,143,128
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (Term SOFR + 4.25%)	4.92%	01/27/2029		45,138	42,704,141
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.56%	11/04/2026		607	591,798
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	2.81%	03/01/2027		4,018	3,867,120
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.30%	11/30/2025		26,530	22,254,073
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	9.55%	11/30/2026		9,581	8,047,917
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	09/25/2026		14,601	14,195,370
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	3.81%	12/07/2026		6,745	4,907,298
T-Mobile Nertherlands (Netherlands), Term Loan(e)	-	11/19/2028	EUR	1,120	1,160,867
ViaSat, Inc., First Lien Term Loan B (Term SOFR + 3.75%)	5.65%	02/23/2029		7,276	7,057,776
Voyage Digital (NC) Ltd., Term Loan B(e)(f)	-	03/03/2029		5,787	5,714,491
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.31%	09/21/2027		8,275	7,840,935
Zayo Group LLC
Incremental Term Loan(e)	-	03/09/2027		14,297	13,747,578
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	03/09/2027		6,717	6,296,858
					252,395,626

Utilities–1.89%
AI Alpine US Bidco, Inc., Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	1,796	1,862,129
Brookfield WEC Holdings, Inc., Incremental Term Loan(e)	-	08/01/2025		9,110	8,853,616
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.00%)	3.06%	04/05/2026		3,131	3,043,320
Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	12/16/2027		5,631	5,503,809
Centuri Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.07%	08/27/2028		2,080	2,006,558
Covanta Holding Corp.
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.56%	11/30/2028		3,948	3,867,393
Term Loan C (1 mo. USD LIBOR + 2.50%)	3.56%	11/30/2028		296	289,692
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	10/02/2025		9,764	7,010,269
Generation Bridge LLC
Term Loan B (3 mo. USD LIBOR + 5.00%)	6.01%	12/01/2028		3,962	3,932,432
Term Loan C (3 mo. USD LIBOR + 5.00%)	6.01%	12/01/2028		83	82,131
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.75%	11/09/2026		9,639	8,926,349
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	5.57%	08/14/2026		2,323	1,869,978
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	05/16/2024		5,398	4,447,603
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	06/23/2028		13,171	12,348,240
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	01/21/2028		8,588	8,328,088
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	05/07/2029		616	591,343
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	05/12/2028		9,814	9,484,401
					82,447,351
Total Variable Rate Senior Loan Interests (Cost $4,196,733,411)					4,000,130,534

U.S. Dollar Denominated Bonds & Notes–2.65%
Air Transport–0.04%
Mesa Airlines, Inc., Class B (f)	5.75%	07/15/2025		1,551	1,619,454

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Building & Development–0.32%
American Builders & Contractors Supply Co., Inc. (k)	4.00%	01/15/2028	$833	$ 785,702
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/15/2020-11/19/2020; Cost $4,130,508)(g)(k)	5.75%	05/15/2026	4,637	4,564,037
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-05/20/2022; Cost $8,593,767)(g)(k)	4.50%	04/01/2027	9,060	8,471,009
				13,820,748

Business Equipment & Services–0.26%
ADT Security Corp. (The) (k)	4.13%	08/01/2029	8,722	7,774,311
Advantage Sales & Marketing, Inc.(k)	6.50%	11/15/2028	1,992	1,777,691
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026	2,000	1,980,490
				11,532,492

Cable & Satellite Television–0.61%
Altice Financing S.A. (Luxembourg) (Acquired 05/18/2022; Cost $1,695,635)(g)(k)	5.75%	08/15/2029	2,000	1,793,570
Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-05/18/2022; Cost $11,191,979)(g)(k)	5.00%	01/15/2028	11,477	10,418,821
Altice France S.A. (France)(k)	5.50%	01/15/2028	4,994	4,453,499
Altice France S.A. (France)(k)	5.50%	10/15/2029	3,896	3,387,027
CSC Holdings LLC(k)	6.50%	02/01/2029	2,000	1,972,930
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030	5,103	4,623,573
				26,649,420

Chemicals & Plastics–0.21%
EverArc Escrow S.a.r.l. (k)	5.00%	10/30/2029	9,586	8,360,478
Herens Holdco S.a.r.l. (Luxembourg)(k)	4.75%	05/15/2028	1,184	1,025,735
				9,386,213

Containers & Glass Products–0.08%
LABL, Inc. (k)	5.88%	11/01/2028	4,047	3,710,593

Electronics & Electrical–0.05%
CommScope, Inc. (k)	4.75%	09/01/2029	1,346	1,194,037
Energizer Holdings, Inc.(k)	4.38%	03/31/2029	1,457	1,234,807
				2,428,844

Food Service–0.03%
eG Global Finance PLC (United Kingdom) (k)	6.75%	02/07/2025	1,180	1,151,792

Health Care–0.06%
Global Medical Response, Inc. (k)	6.50%	10/01/2025	2,829	2,721,159

Industrial Equipment–0.24%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (k)	7.38%	08/15/2026	9,234	7,450,776
TK Elevator Holdco GmbH (Germany)(k)	7.63%	07/15/2028	3,052	2,870,708
				10,321,484

Leisure Goods, Activities & Movies–0.15%
AMC Entertainment Holdings, Inc. (k)	7.50%	02/15/2029	7,178	6,585,815

Nonferrous Metals & Minerals–0.06%
SCIH Salt Holdings, Inc. (k)	4.88%	05/01/2028	2,676	2,490,660

Publishing–0.17%
McGraw-Hill Education, Inc. (k)	5.75%	08/01/2028	8,079	7,381,782

Radio & Television–0.02%
Diamond Sports Group LLC/Diamond Sports Finance Co. (k)	5.38%	08/15/2026	2,398	795,453

Surface Transport–0.06%
First Student Bidco, Inc./First Transit Parent, Inc. (k)	4.00%	07/31/2029	2,850	2,532,367

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Telecommunications–0.19%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (k)	6.75%	10/01/2026		$2,000	$ 1,921,910
Consolidated Communications, Inc.(k)	6.50%	10/01/2028		2,000	1,739,240
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		4,919	4,538,983
					8,200,133

Utilities–0.10%
Calpine Corp. (k)	4.50%	02/15/2028		4,461	4,270,136
Total U.S. Dollar Denominated Bonds & Notes (Cost $118,616,991)					115,598,545

Non-U.S. Dollar Denominated Bonds & Notes–1.95%(l)
Automotive–0.19%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(k)(m)	9.57%	04/19/2026	SEK	73,750	7,627,266
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(k)(m)	4.50%	09/30/2028	EUR	917	858,235
					8,485,501

Building & Development–0.15%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(k)(m)	5.00%	01/15/2027	EUR	1,117	1,163,990
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(m)	5.13%	11/15/2022	EUR	2,387	1,802,789
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	4,748	3,570,600
					6,537,379

Business Equipment & Services–0.11%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(m)	4.25%	10/15/2028	EUR	1,411	1,471,229
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(m)	4.25%	10/30/2028	EUR	3,353	3,448,879
					4,920,108

Cable & Satellite Television–0.09%
Altice Finco S.A. (Luxembourg) (Acquired 10/05/2017-01/31/2022; Cost $4,497,631)(g)(k)	4.75%	01/15/2028	EUR	4,212	3,784,293

Chemicals & Plastics–0.03%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	1,791	1,473,310

Electronics & Electrical–0.10%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(k)(m)	5.25%	02/15/2029	EUR	4,148	4,332,384

Financial Intermediaries–0.53%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(m)	5.00%	08/01/2024	EUR	7,201	7,141,080
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(m)	6.25%	05/01/2026	EUR	1,945	2,045,578
Kane Bidco Ltd. (United Kingdom)(k)	5.00%	02/15/2027	EUR	827	825,168
Kane Bidco Ltd. (United Kingdom)(k)	6.50%	02/15/2027	GBP	1,034	1,196,259
Newday Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	2,870	3,546,417
Sherwood Financing PLC (United Kingdom)(k)	6.00%	11/15/2026	GBP	937	1,034,137
Sherwood Financing PLC (United Kingdom)(k)	4.50%	11/15/2026	EUR	968	946,289
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(m)	4.63%	11/15/2027	EUR	6,242	6,483,313
					23,218,241

Food Products–0.09%
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	5,000	3,843,577

Health Care–0.10%
Kepler S.p.A. (United Kingdom) (3 mo. EURIBOR + 5.75%)(k)(m)	5.38%	05/15/2029	EUR	4,214	4,406,317

Home Furnishings–0.08%
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	3,150	3,353,673

Leisure Goods, Activities & Movies–0.04%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(k)(m)	4.75%	06/15/2027	EUR	807	767,218
Deuce Finco PLC (United Kingdom)(k)	5.50%	06/15/2027	GBP	807	873,202
					1,640,420

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Lodging & Casinos–0.12%
TVL Finance PLC (United Kingdom) (SONIA + 5.38%)(k)(m)	6.25%	07/15/2025	GBP	4,300	$ 5,071,649

Retailers (except Food & Drug)–0.20%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	3,823	3,500,309
Kirk Beauty SUN GmbH (Germany)(k)	8.25%	10/01/2026	EUR	7,230	5,405,031
					8,905,340

Surface Transport–0.12%
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	4,906	5,223,832
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $100,410,574)					85,196,024

			Shares
Common Stocks & Other Equity Interests–1.17%(n)
Aerospace & Defense–0.04%
IAP Worldwide Services, Inc.(f)				134	1,814,289

Automotive–0.00%
Dayco Products LLC				3,261	14,675
Dayco Products LLC				3,266	14,697
ThermaSys Corp.(f)				1,949,645	58,489
					87,861

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(f)				518	0
Lake at Las Vegas Joint Venture LLC, Class B(f)				4	0
					0

Business Equipment & Services–0.25%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $4,932,126)(g)				15,070	5,274
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $9,074,167)(f)(g)(o)				68,686	10,955,386
					10,960,660

Containers & Glass Products–0.02%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $146,927)(g)				36,078	622,346

Electronics & Electrical–0.00%
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $939,407)(g)				56,084	158,914

Health Care–0.00%
Envigo RMS Holding Corp.(f)				3,637	52,864

Industrial Equipment–0.00%
North American Lifting Holdings, Inc.				7,347	107,755

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(g)				518,633	104,565

Lodging & Casinos–0.07%
Bally’s Corp.(p)				74,467	1,946,567
Caesars Entertainment, Inc.(p)				19,983	1,002,547
					2,949,114

Oil & Gas–0.66%
Aquadrill LLC				146,378	6,013,721
HGIM Corp. (Acquired 07/02/2018-08/31/2021; Cost $1,845,906)(g)				21,114	179,468
HGIM Corp., Wts., expiring 07/02/2043 (Acquired 07/02/2018; Cost $1,170,500)(g)				13,389	113,806
McDermott International Ltd.(p)				629,763	396,751
McDermott International Ltd.(f)				1,901,942	1,138,312
NexTier Oilfield Solutions, Inc.(p)				77,159	841,033
QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $8,340,808)(g)				131,162	17,051,060

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

	Shares	Value
Oil & Gas–(continued)
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $411,759)(g)	45,751	$ 480,385
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $528,684)(g)	88,114	638,826
Samson Investment Co., Class A(f)	261,209	163,256
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $1,477,667)(g)	145,102	4,353
Transocean Ltd.(p)	428,980	1,767,398
		28,788,369

Radio & Television–0.08%
iHeartMedia, Inc., Class A(p)	306,089	3,611,850
iHeartMedia, Inc., Class B	29	435
		3,612,285

Retailers (except Food & Drug)–0.01%
Claire’s Stores, Inc.	692	226,630
Toys ’R’ Us-Delaware, Inc.(f)	11	27,642
Vivarte S.A.S.(f)	233,415	111,369
		365,641

Surface Transport–0.02%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(g)	14,574	313,341
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030(o)	456,048	144,890
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	384,952	163,070
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(g)	15,321	329,402
		950,703

Telecommunications–0.01%
Consolidated Communications Holdings, Inc.(p)	32,797	217,116

Utilities–0.01%
Bicent Power LLC, Series A, Wts., expiring 08/22/2022(f)	101	0
Bicent Power LLC, Series B, Wts., expiring 08/22/2022(f)	165	0
Vistra Corp.	7,607	200,597
Vistra Operations Co. LLC, Rts., expiring 12/31/2046	7,607	10,079
		210,676
Total Common Stocks & Other Equity Interests (Cost $70,611,046)		51,003,158

Preferred Stocks–0.24%(n)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(f)	415,320	12,460

Containers & Glass Products–0.04%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020-03/15/2022; Cost $1,536,041)(f)(g)	15,357	1,888,943

Electronics & Electrical–0.02%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(g)	80,284	710,513
Riverbed Technology, Inc., Pfd.	24,314	215,179
		925,692

Oil & Gas–0.03%
McDermott International Ltd., Pfd.(f)	1,631,894	1,060,731
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(f)(g)	577,315	43,299
		1,104,030

Surface Transport–0.15%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $2,706,476)(g)	54,230	1,355,750
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $2,844,917)(g)	57,006	1,425,150

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

			Shares	Value
Surface Transport–(continued)
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(g)			68,517	$2,158,285
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(g)			48,119	1,515,749
				6,454,934
Total Preferred Stocks (Cost $11,519,456)				10,386,059

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.02%
Structured Products–0.02%
Bain Capital Credit CLO Ltd., Series 2022-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 7.84%) (k)(m) (Cost $990,064)	9.17%	04/22/2035	$1,000	900,644

Municipal Obligations–0.26%
Arizona–0.26%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $11,932,281) (Cost $11,932,281)(g)(k)	9.00%	01/01/2028	13,209	11,372,719

			Shares
Money Market Funds–10.94%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(o)(q)			167,213,383	167,213,383

Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(o)(q)			119,000,865	118,988,965

Invesco Treasury Portfolio, Institutional Class, 0.54%(o)(q)			191,101,009	191,101,009

Total Money Market Funds (Cost $477,289,354)				477,303,357

TOTAL INVESTMENTS IN SECURITIES–108.91% (Cost $4,988,103,177)				4,751,891,040

OTHER ASSETS LESS LIABILITIES–(8.91)%				(388,678,483)

NET ASSETS–100.00%				$4,363,212,557

Investment Abbreviations:

EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	This variable rate interest will settle after May 31, 2022, at which time the interest rate will be determined.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at May 31, 2022 was $138,248,280, which represented 3.17% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $22,967,977, which represented less than 1% of the Fund’s Net Assets.

(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $211,448,478, which represented 4.85% of the Fund’s Net Assets.

(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(n)	Securities acquired through the restructuring of senior loans.
(o)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$92,868,682	$501,389,431	$(427,044,730)	$ -	$-	$167,213,383	$234,752
Invesco Liquid Assets Portfolio, Institutional Class	67,755,414	356,327,912	(305,031,951)	14,003	(76,413)	118,988,965	159,998
Invesco Treasury Portfolio, Institutional Class	106,135,637	573,016,493	(488,051,121)	-	-	191,101,009	189,519
Investments in Other Affiliates:
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	90,556	-	-	54,334	-	144,890	-
My Alarm Center LLC, Class A	6,093,765	3,259,294	-	1,602,327	-	10,955,386	-
Total	$272,944,054	$1,433,993,130	$(1,220,127,802)	$1,670,664	$(76,413)	$488,403,633	$584,269

(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
Currency Risk
06/30/2022	Barclays Bank PLC	EUR	71,657,478	USD	78,034,277	$998,279

06/30/2022	Barclays Bank PLC	USD	1,662,126	EUR	1,575,188	31,294

06/30/2022	Barclays Bank PLC	USD	778,556	GBP	626,725	11,269

06/30/2022	BNP Paribas S.A.	GBP	2,000,000	USD	2,613,461	92,978

06/30/2022	BNP Paribas S.A.	NOK	233	USD	27	2

06/30/2022	Canadian Imperial Bank of Commerce	CHF	635	USD	685	23

06/30/2022	Canadian Imperial Bank of Commerce	USD	74,159,419	EUR	70,393,374	1,517,592

06/30/2022	Goldman Sachs International	EUR	761,291	USD	829,236	10,804

06/30/2022	Goldman Sachs International	USD	847,201	EUR	802,805	15,862

06/30/2022	J.P. Morgan Chase Bank, N.A.	SEK	7,695	USD	791	3

06/30/2022	J.P. Morgan Chase Bank, N.A.	USD	640	CHF	635	23

06/30/2022	Morgan Stanley and Co. International PLC	EUR	143,317,106	USD	155,707,300	1,632,992

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
06/30/2022	Morgan Stanley and Co. International PLC	GBP	18,133,018	USD	23,617,660	$765,676

06/30/2022	Morgan Stanley and Co. International PLC	SEK	74,282,601	USD	7,865,414	252,349

06/30/2022	Morgan Stanley and Co. International PLC	USD	3,358,413	EUR	3,178,817	59,003

06/30/2022	Morgan Stanley and Co. International PLC	USD	18,668,441	GBP	15,152,393	427,235

07/29/2022	Morgan Stanley and Co. International PLC	USD	5,027,974	EUR	4,718,997	53,431

06/30/2022	Royal Bank of Canada	USD	24	NOK	233	1

06/30/2022	Royal Bank of Canada	USD	7,394,146	SEK	74,290,296	219,708

07/29/2022	Royal Bank of Canada	USD	448,088	GBP	359,088	4,560

06/30/2022	State Street Bank & Trust Co.	GBP	14,133,018	USD	18,414,529	603,512

06/30/2022	State Street Bank & Trust Co.	USD	74,162,939	EUR	70,393,373	1,514,073

06/30/2022	State Street Bank & Trust Co.	USD	18,665,433	GBP	15,152,621	430,530

07/29/2022	State Street Bank & Trust Co.	GBP	2,000,000	USD	2,524,044	2,944

06/30/2022	Toronto Dominion Bank (The)	GBP	14,215,781	USD	18,525,422	610,103

06/30/2022	Toronto Dominion Bank (The)	USD	74,318,801	EUR	70,392,318	1,357,075

06/30/2022	Toronto Dominion Bank (The)	USD	18,673,370	GBP	15,152,621	422,593

07/29/2022	UBS AG	USD	1,834,943	EUR	1,732,337	30,433

Subtotal–Appreciation						11,064,347

Currency Risk

07/29/2022	Canadian Imperial Bank of Commerce	EUR	70,033,934	USD	73,907,021	(1,505,355)

06/30/2022	Deutsche Bank AG	USD	518,770	GBP	407,457	(5,275)

06/30/2022	J.P. Morgan Chase Bank, N.A.	USD	2,612,008	GBP	2,000,000	(91,524)

07/29/2022	J.P. Morgan Chase Bank, N.A.	CHF	635	USD	641	(23)

07/29/2022	Morgan Stanley and Co. International PLC	EUR	3,000,000	USD	3,139,477	(90,915)

07/29/2022	Morgan Stanley and Co. International PLC	GBP	15,105,873	USD	18,615,806	(425,902)

07/29/2022	Royal Bank of Canada	NOK	233	USD	24	(1)

07/29/2022	Royal Bank of Canada	SEK	74,512,298	USD	7,422,988	(220,360)

07/29/2022	State Street Bank & Trust Co.	EUR	70,033,934	USD	73,910,662	(1,501,714)

07/29/2022	State Street Bank & Trust Co.	GBP	15,106,100	USD	18,613,153	(428,841)

06/30/2022	Toronto Dominion Bank (The)	EUR	1,000,000	USD	1,057,971	(17,088)

06/30/2022	Toronto Dominion Bank (The)	GBP	10,000	USD	12,479	(124)

07/29/2022	Toronto Dominion Bank (The)	EUR	80,032,883	USD	84,790,374	(1,388,848)

07/29/2022	Toronto Dominion Bank (The)	GBP	15,106,100	USD	18,620,760	(421,233)

07/29/2022	UBS AG	EUR	6,079,138	USD	6,372,080	(173,922)

Subtotal–Depreciation						(6,271,125)

Total Forward Foreign Currency Contracts						$4,793,222

Abbreviations:

CHF	–Swiss Franc
EUR	–Euro
GBP	–British Pound Sterling
NOK	–Norwegian Krone
SEK	–Swedish Krona
USD	–U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate ESG Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Variable Rate Senior Loan Interests	$–	$3,651,057,792	$349,072,742	$4,000,130,534

U.S. Dollar Denominated Bonds & Notes	–	113,979,091	1,619,454	115,598,545

Non–U.S. Dollar Denominated Bonds & Notes	–	85,196,024	0	85,196,024

Common Stocks & Other Equity Interests	9,983,859	26,697,692	14,321,607	51,003,158

Municipal Obligations	–	11,372,719	–	11,372,719

Preferred Stocks	–	7,380,626	3,005,433	10,386,059

Asset–Backed Securities	–	900,644	–	900,644

Money Market Funds	477,303,357	–	–	477,303,357

Total Investments in Securities	487,287,216	3,896,584,588	368,019,236	4,751,891,040

Other Investments – Assets*

Investments Matured	–	–	100,448	100,448

Forward Foreign Currency Contracts	–	11,064,347	–	11,064,347

	–	11,064,347	100,448	11,164,795

Other Investments – Liabilities*

Forward Foreign Currency Contracts	–	(6,271,125)	–	(6,271,125)

Total Other Investments	–	4,793,222	100,448	4,893,670

Total Investments	$487,287,216	$3,901,377,810	$368,119,684	$4,756,784,710

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2022:

	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/22
Variable Rate Senior Loan Interests	$83,982,283	$314,469,148	$(35,634,755)	$403,152	$(1,057,708)	$(13,354,013)	$24,800,614	$(24,535,979)	$349,072,742
Common Stocks & Other Equity
Interests	16,175,338	4,210,265	(6,146,586)	–	1,255,368	(231,639)	–	(941,139)	14,321,607
Non-U.S. Dollar Denominated Bonds &
Notes	99,545	–	(865,471)	–	–	765,926	–	–	0
Preferred Stocks	2,749,504	698,363	(390,245)	–	388,348	(440,537)	–	–	3,005,433
U.S. Dollar Denominated Bonds & Notes	2,230,256	–	(443,066)	–	–	(167,736)	–	–	1,619,454
Investments Matured	121,379	4,710	(25,641)	–	2,476	(2,476)	–	–	100,448
Total	$105,358,305	$319,382,486	$(43,505,764)	$403,152	$588,484	$(13,430,475)	$24,800,614	$(25,477,118)	$368,119,684

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Floating Rate ESG Fund